Income tax (credit)/expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax (credit)/expense [Abstract]
Schedule of Income Tax Expense
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	1,000	355	1,269
Deferred tax
PRC enterprise income tax previous years	(5,890)	—	—
Origination and reversal of temporary differences (Note 21)	(10,246)	23,371	28,080
Income tax (credit)/expense	(15,136)	23,726	29,349

Schedule of Taxation on the Group's Loss Before Income Tax
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss before income tax	(55,058)	(1,347)	(24,719)
Calculated at a taxation rate of 25%	(13,765)	(336)	(6,179)
Expenses not tax deductible	4,121	4,686	1,580
Utilisation of previously unrecognised tax losses	—	(4,580)	(4,546)
Reversal of deferred income tax	—	30,085	30,246
Tax losses not recognized	1,124	(6,131)	8,280
Difference in overseas tax rates	(364)	2	(32)
Over-provision in respect of prior years	(6,252)	—	—
Income tax (credit)/expense	(15,136)	23,726	29,349